BUSINESS COMBINATIONS (Details) ¥ in Thousands, $ in Thousands, ¥ in Millions															1 Months Ended		7 Months Ended	12 Months Ended
		May 31, 2016 CNY (¥)	Jan. 29, 2016 JPY (¥)	Jan. 29, 2016 CNY (¥)	May 28, 2015 CNY (¥)	Apr. 01, 2015 CNY (¥)	Oct. 10, 2014 USD ($)	Oct. 10, 2014 CNY (¥)	Aug. 01, 2014 CNY (¥)	Jul. 18, 2014 CNY (¥)	Jul. 04, 2014 CNY (¥) shares	Apr. 01, 2014 CNY (¥)	Mar. 18, 2014 JPY (¥)	Mar. 18, 2014 CNY (¥)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥) shares		Dec. 31, 2014 CNY (¥) shares		Dec. 31, 2016 CNY (¥)	Jun. 30, 2016 CNY (¥)	Jun. 08, 2016 USD ($)	Jun. 08, 2016 CNY (¥)	Sep. 15, 2014 CNY (¥) item
BUSINESS COMBINATIONS
Fair value of noncontrolling interests																		$ 27,197		¥ 160,378	[1]			¥ 188,826
Loss (gain) from change in fair value of contingent consideration liability																		486	¥ 3,377	(7,011)	[2],[3]	¥ 13,749	[2],[3]
Equity Method Investments																		14,412		124,708	[1]			¥ 100,063
Impairment of goodwill and intangible assets	[4]																	$ 416	2,889	49,882	[2],[3]	8,304	[2],[3]
Deconsolidation of portion of online lottery business | Suzhou JDD
Deconsolidation of Suzhou JDD
Percentage of shares to dispose of (as a percent)		65.00
Total consideration from disposal		¥ 14,500
Percentage of ownership																		15.00%						15.00%
Deconsolidation of portion of online lottery business | Other income | Suzhou JDD
Deconsolidation of Suzhou JDD
Deconsolidation gain																	¥ 28,071
Kingsoft Japan
BUSINESS COMBINATIONS
Ownership percentage acquired (as a percent)			4.60%	4.60%			21.50%	21.50%					20.00%	20.00%				51.10%						51.10%
Cash consideration													¥ 614	¥ 37,166
Percentage of voting right delegated			5.00%	5.00%
Percentage of ownership																		46.10%						46.10%
Total consideration			¥ 136	¥ 8,007			$ 9,967	¥ 60,931
Difference between the fair value of the consideration and the carrying value of the non-controlling interests acquired recognized																		$ 880	¥ 6,109	0		¥ 53,749
News Republic
BUSINESS COMBINATIONS
Ownership percentage acquired (as a percent)																										100.00%	100.00%
Cash consideration															$ 48,886	¥ 339,414
Contingent consideration in cash															3,610	25,067
Total consideration															52,496	364,481
Cash consideration paid															47,591	313,098
Cash consideration paid to an unconditional escrowed account															4,000	¥ 26,316
Contingent consideration amount capped															6,000										¥ 39,474
Fair value of contingent consideration															$ 3,810										¥ 25,067
Allocation of purchase price
Cash and cash equivalents																										$ 3,148	¥ 21,857
Restricted cash																										58	402
Accounts receivable, net																										745	5,171
Prepayments deposits and other current asset																										414	2,877
Deferred tax assets																										4,795	33,300
Property and equipment, net																										48	334
Goodwill																										39,967	277,492
Short-term loans																										(800)	(5,555)
Accounts payable																										(1,943)	(13,493)
Accrued expenses and other current liabilities																										(821)	(5,701)
Long-term loans																										(570)	(3,960)
Deferred tax liabilities																										(3,727)	(25,875)
Total fair value of purchase price consideration																										52,496	364,481
MobPartner
BUSINESS COMBINATIONS
Ownership percentage acquired (as a percent)						100.00%
Cash consideration						¥ 273,726
Equity consideration						23,309
Contingent consideration in cash						17,202
Total consideration						314,237
Allocation of purchase price
Cash and cash equivalents						60,150
Accounts receivable, net						37,308
Prepayments deposits and other current asset						1,091
Property and equipment, net						1,207
Other non-current assets						465
Goodwill						215,208
Accounts payable						(41,774)
Accrued expenses and other current liabilities						(7,633)
Other non-current liabilities						(10,028)
Deferred tax liabilities						(29,117)
Total fair value of purchase price consideration						314,237
Moxiu Technology
BUSINESS COMBINATIONS
Ownership percentage acquired (as a percent)					1.60%																	50.50%
Cash consideration					¥ 25,000																	¥ 50,000
Voting rights percentage obtained after the additional acquisition					52.10%
Percentage of voting interest required for approval of significant financial and operating decisions																						67.00%
Fair value of previously held equity interests					¥ 63,488
Total consideration					88,488
Allocation of purchase price
Cash and cash equivalents					26,732
Accounts receivable, net					1,043
Prepayments deposits and other current asset					767
Property and equipment, net					2,270
Other non-current assets					5,065
Goodwill					111,720
Accounts payable					(259)
Accrued expenses and other current liabilities					(7,361)
Deferred tax liabilities					(1,895)
Total fair value of purchase price consideration					88,488
Fair value of noncontrolling interests					62,224
Online Lottery Business
BUSINESS COMBINATIONS
Impairment of goodwill and intangible assets																				24,748
Allocation of purchase price
Property and equipment, net												¥ 817
Goodwill												23,746
Total fair value of purchase price consideration												26,663
Online Lottery Business | Acquisition of part of online lottery business from third party shareholders
BUSINESS COMBINATIONS
Cash consideration												27,000
Contingent consideration in cash												3,963
Less: Prepaid employee compensation												(4,300)
Total consideration												26,663
Online Lottery Business | Acquisition of part of online lottery business from third party shareholders | Capital contribution agreement | Suzhou JDD
BUSINESS COMBINATIONS
Number of seller of an acquiree of the Company that wholly owned an entity with which the capital contribution agreement was entered into | item																												1
Contribution required pursuant to capital contribution agreement																												¥ 13,500
Equity interest expected to be exchanged pursuant to capital contribution agreement (as a percent)																												25.00%
Contribution made by related party pursuant to capital contribution agreement																				¥ 3,375		¥ 6,750
Equity interest (as a percent)																				5.70%		14.30%
Online Lottery Business | Acquisition of part of online lottery business from third party shareholders | Capital contribution agreement | Suzhou JDD | Noncontrolling interests
BUSINESS COMBINATIONS
Contribution made by related party pursuant to capital contribution agreement																				¥ 1,689		¥ 6,090
Online Lottery Business | Acquisition of part of online lottery business from third party shareholders | Capital contribution agreement | Suzhou JDD | Additional Paid-in Capital
BUSINESS COMBINATIONS
Contribution made by related party pursuant to capital contribution agreement																				1,686		¥ 660
HK Zoom
BUSINESS COMBINATIONS
Ownership percentage acquired (as a percent)											100.00%
Cash consideration											¥ 123,284
Contingent consideration in cash											28,990
Total consideration											152,274
Allocation of purchase price
Cash and cash equivalents											13,768
Accounts receivable, net											11,170
Prepayments deposits and other current asset											39,659
Property and equipment, net											132
Goodwill											87,925
Accrued expenses and other current liabilities											(56,408)
Deferred tax liabilities											(11,072)
Total fair value of purchase price consideration											152,274
Youloft HK
BUSINESS COMBINATIONS
Ownership percentage acquired (as a percent)									51.90%
Cash consideration									¥ 102,390
Less: Prepaid employee compensation									(14,735)
Total consideration									87,655
Allocation of purchase price
Prepayments deposits and other current asset									24,672
Goodwill									98,481
Deferred tax liabilities									(7,124)
Total fair value of purchase price consideration									87,655
Fair value of noncontrolling interests									71,550
2014 acquisitions
BUSINESS COMBINATIONS
Percentage of ownership																						21.50%
Allocation of purchase price
Cash and cash equivalents																						¥ 13,779
Accounts receivable, net																						11,170
Prepayments deposits and other current asset																						64,331
Property and equipment, net																						949
Goodwill																						215,328
Accrued expenses and other current liabilities																						(57,391)
Deferred tax liabilities																						(18,196)
Total fair value of purchase price consideration																						272,329
Fair value of noncontrolling interests																						71,576
2015 acquisitions
Allocation of purchase price
Cash and cash equivalents																				86,882
Accounts receivable, net																				38,351
Prepayments deposits and other current asset																				1,891
Property and equipment, net																				3,477
Other non-current assets																				5,530
Goodwill																				348,910
Accounts payable																				(42,033)
Accrued expenses and other current liabilities																				(14,994)
Other non-current liabilities																				(10,028)
Deferred tax liabilities																				(31,012)
Total fair value of purchase price consideration																				440,306
Fair value of noncontrolling interests																				62,224
Other acquisitions
BUSINESS COMBINATIONS
Ownership percentage acquired (as a percent)										95.50%
Percentage of ownership																		4.60%						4.60%
Equity consideration										¥ 3,003
Total consideration										5,737										37,581
Cash consideration paid										2,734
Allocation of purchase price
Prepayments deposits and other current asset																				33
Goodwill																				21,982
Total fair value of purchase price consideration																				37,581
Wow Tech
Allocation of purchase price
Cash and cash equivalents										11
Goodwill										5,176
Accrued expenses and other current liabilities										(983)
Total fair value of purchase price consideration										5,737
Fair value of noncontrolling interests										26
Supplier Relationship | News Republic
Allocation of purchase price
Intangible assets																										6,159	42,763
Trademark | News Republic
Allocation of purchase price
Intangible assets																										3,317	23,027
Trademark | MobPartner
Allocation of purchase price
Intangible assets						13,515
Trademark | Moxiu Technology
Allocation of purchase price
Intangible assets					6,000
Trademark | 2015 acquisitions
Allocation of purchase price
Intangible assets																				19,515
User base | Moxiu Technology
Allocation of purchase price
Intangible assets					430
User base | Online Lottery Business
Allocation of purchase price
Intangible assets												400
User base | Youloft HK
Allocation of purchase price
Intangible assets									27,756
User base | 2014 acquisitions
Allocation of purchase price
Intangible assets																						28,156
User base | 2015 acquisitions
Allocation of purchase price
Intangible assets																				8,424
User base | Other acquisitions
Allocation of purchase price
Intangible assets																				7,994
Customer relationship | MobPartner
Allocation of purchase price
Intangible assets						6,266
Customer relationship | HK Zoom
Allocation of purchase price
Intangible assets											31,100
Customer relationship | 2014 acquisitions
Allocation of purchase price
Intangible assets																						31,100
Customer relationship | 2015 acquisitions
Allocation of purchase price
Intangible assets																				6,266
Non Compete Agreement | News Republic
Allocation of purchase price
Intangible assets																										948	6,579
Technology | News Republic
Allocation of purchase price
Intangible assets																										$ 758	¥ 5,263
Technology | Moxiu Technology
Allocation of purchase price
Intangible assets					¥ 6,200
Technology | Online Lottery Business
Allocation of purchase price
Intangible assets												¥ 1,700
Technology | HK Zoom
Allocation of purchase price
Intangible assets											¥ 36,000
Technology | Youloft HK
Allocation of purchase price
Intangible assets									¥ 15,420
Technology | 2014 acquisitions
Allocation of purchase price
Intangible assets																						¥ 54,679
Technology | 2015 acquisitions
Allocation of purchase price
Intangible assets																				13,772
Technology | Other acquisitions
Allocation of purchase price
Intangible assets																				7,572
Technology | Wow Tech
Allocation of purchase price
Intangible assets										¥ 1,559
Platform | MobPartner
Allocation of purchase price
Intangible assets						¥ 67,579
Platform | 2015 acquisitions
Allocation of purchase price
Intangible assets																				¥ 67,579
Restricted shares | HK Zoom
BUSINESS COMBINATIONS
Shares issued (in shares) | shares																				807,950		0
Number of ADs issued as part of business combination | shares											2,431,775

[1]	Kingsoft Japan Inc. (“Kingsoft Japan”) became a subsidiary of the Company on January 29, 2016, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated balance sheets in prior year. (Note 3)
[2]	Kingsoft Japan became a subsidiary of the Company on January 29, 2016, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of cash flows in prior years. (Note 3)
[3]	Kingsoft Japan became a subsidiary of the Company on January 29, 2016, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of comprehensive income (loss) in prior years. (Note 3)
[4]	The amount of transactions with related parties recorded in revenue, cost of revenues and operating income (expenses) are as follows:year ended December 31, 201420152016 (As adjusted) (a)(As adjusted) (a)RMBRMBRMBUS$ Revenues 82,191 307,986 155,849 22,447Cost of revenues (19,317) (20,932) (58,118) (8,371)Research and development (5,942) (6,448) (4,788) (690)Selling and marketing (27,379) (108,422) (76,933) (11,081)General and administrative (5,158) (5,072) (25,620) (3,690)Details of the related party transactions are set out in note 16(b) to the consolidated financial statements.